Financial assets and liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 37,656	$ 62,563
Deposits at call	373	397
Cash and cash equivalents	$ 38,029	$ 62,960	$ 77,554	$ 71,318